PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, plant and equipment, net
Property and equipment gross	¥ 5,143,677		¥ 4,805,293
Less: accumulated depreciation	(3,159,307)		(2,749,468)
Less: accumulated impairment	(19,272)		(19,272)
Net book value	1,965,098		2,036,553		$ 276,778
Depreciation expense	775,042	$ 109,162	918,261	¥ 879,729
Office building
Property, plant and equipment, net
Property and equipment gross	689,703		707,693
Vehicles
Property, plant and equipment, net
Property and equipment gross	22,085		21,821
Computer equipment
Property, plant and equipment, net
Property and equipment gross	1,046,672		1,049,049
Furniture and office equipment
Property, plant and equipment, net
Property and equipment gross	373,893		387,781
Leasehold improvement
Property, plant and equipment, net
Property and equipment gross	2,717,396		2,444,146
Construction in progress
Property, plant and equipment, net
Property and equipment gross	¥ 293,928		¥ 194,803